Transactions with Related Parties and Affiliates - Revolving Loans to Navios Europe and Others (Details) $ in Thousands	2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($)	Mar. 31, 2017 USD ($)	Mar. 17, 2017 USD ($)	Dec. 13, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Feb. 18, 2015 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Long- term debt					$ 489,028	$ 507,485	$ 493,463
Investment in affiliates					25,725	66,296	52,122
Notes receivable from affiliates, non current					7,554	11,629
Notes receivable			$ (29,423)		0	29,423
Payments to fund long-term debt					4,000	15,625	9,005
Debt assumed for the acquisition of four drybulk vessels					37,000	0	$ 0
Five Containerships
Purchase price				$ 56,083
Number Of Vessels Acquired				5
Navios Europe I
Number Of Vessels Acquired										10
Navios Europe II
Number Of Vessels Acquired								14
Navios Revolving Loans I | Navios Europe I
Accrued interest income						731
Navios Revolving Loans II | Navios Europe II
Accrued interest income					7,284	4,459
Navios Term Loans I | Navios Europe I
Investment in affiliates						500
Accrued interest income						447
Navios Term Loans II | Navios Europe II
Investment in affiliates					700
Accrued interest income					$ 796	608
Navios Holdings
Preferred distribution percentage			12.70%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity										$ 24,100
Increase in available amount of loan facility						30,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity									$ 43,500
Preferred distribution percentage					18.00%
Available amount of loan facility					$ 4,503
Increase in available amount of loan facility		$ 14,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I | Navios Europe I
Long- term debt						$ 10,000				$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt								$ 14,000
Navios Europe I
Ownership percentage					5.00%	5.00%					5.00%
Investment in affiliates						$ 500
Liquidation date				Dec. 13, 2019
Navios Europe I | Receipt of assets in satisfaction of debt
Notes Receivable, Related Parties				$ 34,227
Notes receivable from affiliates, non current				4,804
Notes receivable				(29,423)
Debt assumed for the acquisition of four drybulk vessels					$ 17,213
Navios Europe I | Receipt of assets in satisfaction of debt | Five Containerships
Working capital balance				14,440
Cash at banks				12,930
Navios Europe I | Navios Holdings
Ownership percentage											47.50%
Navios Europe I | Navios Revolving Loans I | Navios Maritime Partners L.P.
Payments to fund long-term debt	$ 4,000
Navios Europe I | Revolving and Term loans | Receipt of assets in satisfaction of debt
Line of credit				$ 19,016
Navios Europe II
Ownership percentage					5.00%				5.00%
Investment in affiliates					$ 700	$ 700
Navios Europe II | Navios Holdings
Ownership percentage									47.50%
Navios Europe II | Navios Revolving Loans II
Long- term debt					$ 14,000